Income Taxes (Details) - Schedule of Incurred Canada Federal and Provincial Income Tax (Expenses) Benefits - Canada [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Canada Federal and State Income Tax Benefits [Line Items]
Federal income tax (expenses) benefits	$ (73,207)	$ (37,879)	$ 37,879
Provincial income tax (expenses) benefits	(39,044)	(20,202)	20,202
Total	$ (112,251)	$ (58,081)	$ 58,081